Note 3 - Inventories	12 Months Ended
Oct. 31, 2020
Notes to Financial Statements
Inventory Disclosure [Text Block]
(3)	Inventories

Inventories as of October 31, 2020 and 2019 consist of the following:

	October 31,
	2020	2019
Finished goods	$4,663,978	$5,845,973
Work in process	4,165,289	3,321,216
Raw materials	8,010,794	8,632,230
Production supplies	259,706	296,208
Total	$17,099,767	$18,095,627